Convertible Promissory Note, Net (Details) - Schedule of promissory notes - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Schedule of promissory notes [Abstract]
Convertible promissory note	$ 1,000	$ 1,000	$ 1,000
Less debt discount, opening	(215)	(263)	(306)
Plus, accretion of debt discount, interest expense	13	48	43
Convertible promissory note, net of discount		785	737	$ 1,140
Interest accretion, opening	194	143	92
Interest accretion, expense	13	51	51
Ending balance	$ 1,005	$ 979	$ 880